Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Textua)
Federal net operating loss carry forwards	$ 13,400,000	$ 6,600,000
Federal net operating loss carry forwards, description	Which expire between 2029 through 2039. The remaining balance of $6.8 million will never expire but its utilization is limited to 80% of taxable income in any future year.
Net deferred tax assets valuation allowance equal percent	48.00%	21.00%
Statutory rate	21.00%	21.00%
Management [Member]
Income Taxes (Textua)
Net deferred tax assets valuation allowance equal percent	100.00%	100.00%